DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) - USD ($)			3 Months Ended
	Oct. 14, 2020	Apr. 30, 2020	Oct. 14, 2020	Sep. 30, 2020	Jul. 09, 2020	Oct. 14, 2019
Transaction costs			$ 42,659,062	$ 42,659,062
Underwriting fees			14,000,000	14,000,000
Deferred underwriting fees	$ 28,175,000		28,175,000	28,175,000
Other offering costs			$ 484,062	$ 484,062
Redemption of shares by Public Shareholders, Number of days considered		2
Minimum net tangible assets to complete business combination		$ 5,000,001
Percentage of aggregate common shares that may not be redeemed without prior consent		15.00%
Percentage of public shares required to be redeemed if business combination is not completed within specified period			100.00%	100.00%
Percentage of net assets held in Trust account			80.00%	80.00%
Issued and outstanding voting securities, percentage			50.00%	50.00%
Maximum interest earned to be used to pay dissolution expenses			$ 100,000	$ 100,000
Reduction in the amount of funds held in trust account (in dollars per share)		$ 10.00
Operating bank accounts	1,681,999		1,681,999	144,584	$ 0	$ 1,681,999
Securities held in the trust account	805,000,000		805,000,000			$ 805,000,000
Amount outstanding under promissory note				$ 400,000
Subsequent Events
Gross proceeds from initial public offering	805,000,000
Cash held in trust account	1,681,999		1,681,999
Operating bank accounts	$ 1,681,999		$ 1,681,999
Subsequent Events | Sponsor
Number of warrants issued	8,000,000		8,000,000
Issue price of warrants (in dollars per share)	$ 2.00		$ 2.00
Proceeds from sale of Private Placement Warrants			$ 16,000,000
Subsequent Events | Initial Public Offering
Units issued (in shares)	80,500,000
Units issue price (in dollars per share)	$ 10.00
Subsequent Events | Private placement | Sponsor
Number of warrants issued	8,000,000		8,000,000
Issue price of warrants (in dollars per share)	$ 2.00		$ 2.00
Proceeds from sale of Private Placement Warrants	$ 16,000,000
Subsequent Events | Over-allotment option
Units issued (in shares)	10,500,000